Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Miscellaneous current liabilities [abstract]
VAT Payables	$ 43	$ 16
Accruals for personnel related expenses	7,374	8,830
Other	2,532	1,251
Total other current liabilities	$ 9,949	$ 10,097